SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No.  26  (File No. 33-5103)                      [X]
                             ----

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.  29  (File No. 811-4646)                                    [X]
              ----


AXP CALIFORNIA TAX-EXEMPT TRUST
IDS Tower 10, Minneapolis, Minnesota  55440-0010

Leslie L. Ogg - 901 Marquette Avenue South, Suite 2810
Minneapolis, MN  55402-3268
(612) 330-9283

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b)
[X] on Aug.  27, 1999  pursuant to  paragraph  (b)
[ ] 60 days after  filing pursuant to paragraph  (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph  (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
    [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A

          The Prospectus for AXP California, Massachusetts, Michigan, Minnesota, New York and Ohio Tax-Exempt Funds filed in Post-Effective Amendment No. 32 to Registration Statement 33-5102 is incorporated herein by reference.

PART B

          The Statement of Additional Information and the financial statements for AXP California, Massachusetts, Michigan, Minnesota, New York and Ohio Tax-Exempt Funds filed in Post-Effective Amendment No. 32 to Registration Statement 33-5102 is incorporated herein by reference.

   PART C.    OTHER INFORMATION

   Item 23.   Exhibits

(a) Declaration of Trust, dated April 7, 1986, filed as Exhibit 1 to Registration Statement No. 33-5103, is incorporated by reference.

(b) Amended By-laws, dated June 8, 1989, filed as Exhibit 2 to Registrant's Post-Effective Amendment No. 23 to Registration Statement 33-5103, are incorporated by reference.

(c) Certificate for shares of beneficial interest, filed as Exhibit 4 to Pre-Effective Amendment No. 1 to Registration Statement No. 33-5103 is incorporated by reference.

(d) Investment Management Services Agreement between Registrant and American Express Financial Corporation, dated March 20, 1995, filed as
         Exhibit 5 to Registrant's Post-Effective Amendment No. 23 to Registration Statement 33-5103, is incorporated by reference.

(e) Distribution Agreement between AXP Utilities Income Fund, Inc. and American Express Financial Advisors Inc. dated July 8, 1999, filed electronically as Exhibit (e) to Registrant's Post-Effective Amendment No. 22 File No. 33-20872 filed on or about August 26, 1999, is incorporated by reference. Registrant's Distribution Agreement differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(f) All employees are eligible to participate in a profit sharing plan. Entry into the plan is Jan. 1 or July 1. The Registrant contributes each year an amount up to 15 percent of their annual salaries, the maximum deductible amount permitted under Section 404(a) of the Internal Revenue Code.

(g) Custodian Agreement between Registrant and First National Bank of Minneapolis, dated July 23, 1986, filed electronically as Exhibit 8 to Registrant's Post Effective Amendment No. 23 to Registration Statement No. 33-5103, is incorporated by reference.

(h)(1) Administrative Services Agreement between Registrant and American Express Financial Corporation, dated March 20, 1995, filed as Exhibit 9(c) to Registrant's Post-Effective Amendment No. 23 to Registration Statement 33-5103, is incorporated by reference.

(h)(2) License Agreement, dated January 25, 1988, filed as Exhibit 9(d) to Registrant's Post-Effective Amendment No. 23 to Registration Statement 33-5103, is incorporated by reference.

(h)(3) Shareholder Service Agreement between Registrant and American Express Financial Advisors Inc., dated March 20, 1995, filed as Exhibit 9(b) to Registrant's Post-Effective Amendment No. 23 to Registration Statement 33-5103, is incorporated by reference.

(h)(4) Class Y Shareholder Service Agreement between IDS Precious Metals Fund, Inc. and American Express Financial Advisors., dated May 9, 1997, filed electronically on or about May 27, 1997 as Exhibit 9(e) to IDS Precious Metals Fund Inc.'s Post-Effective Amendment No. 30 to Registration Statement No. 2-93745, is incorporated by reference. Registrant's Class Y Shareholder Service Agreement differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(h)(5) Transfer Agency Agreement between Registrant and American Express Client Service Corporation, dated Feb. 1, 1999 is incorporated by reference to Exhibit(h)(5) to Registrant's Post-Effective Amendment No. 25 to Registration Statement No. 33-5103.

(i) Opinion and consent of counsel as to the legality of the securities being registered is incorporated by reference to Exhibit 10 to Registrant's Post-Effective Amendment No. 24 filed on or about Aug. 28, 1998.

(j)      Independent Auditors' Consent is filed electronically herewith.

(k)      Omitted Financial Statements: Not applicable.

(l)      Initial Capital Agreements: Not applicable.

(m) Plan and Agreement of Distribution dated July 1, 1999 between AXP Discovery Fund, Inc. and American Express Financial Advisors Inc., is incorporated by reference to Exhibit (m) to AXP Discovery Fund, Inc. Post-Effective Amendment No. 36 to Registration Statement No. 2-72174 filed on or about July 30, 1999.

(n)      Financial Data Schedules: not applicable.

(o) Rule 18f-3 Plan, dated April 1999 is incorporated by reference to Exhibit(o) to IDS Precious Metals Fund, Inc. Post-Effective Amendment No. 33 to Registration Statement No. 2-93745 filed on or about May 24, 1999.

(p)(1) Trustees' Power of Attorney to sign Amendments to this Registration Statement, dated January 14, 1999, is incorporated by reference as Exhibit (p)(1) to Registrant's Post-Effective Amendment No. 25 to Registration Statement No. 33-5103.

(p)(2) Officers' Power of Attorney to sign Amendments to this Registration Statement, dated March 1, 1999, is incorporated by reference as Exhibit (p)(2) to Registrant's Post-Effective Amendment No. 25 to Registration Statement No. 33-5103.

   Item 24.       Persons Controlled by or Under Common Control with Registrant

                  None.

   Item 25. Indemnification

   The Declaration of Trust of the registrant provides that the Trust shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that he or she is or was a trustee, officer, employee or agent of the Trust, or is or was serving at the request of the Trust as a trustee, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Trust may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Massachusetts, as now existing or hereafter amended. The By-laws of the registrant provide that present or former trustees officers of the Trust made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Trust to the full extent authorized by the laws of the Commonwealth of Massachusetts, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

   Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the trustees, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.



Item 26.          Business and Other Connections of Investment Adviser (American Express Financial Corporation)

Directors and officers of American Express Financial Corporation who are directors and/or officers of one or more other companies:

------------------------------- ---------------------------- ---------------------------- ----------------------------
Name and Title                  Other company(s)             Address                      Title within other
                                                                                          company(s)
------------------------------- ---------------------------- ---------------------------- ----------------------------

Ronald G. Abrahamson,           American Express Client      IDS Tower 10                 Director and Vice President
Vice President                  Service Corporation          Minneapolis, MN 55440

                                American Express Financial                                Vice President
                                Advisors Inc.

                                Public Employee Payment                                   Director and Vice President
                                Company
------------------------------- ---------------------------- ---------------------------- ----------------------------

Douglas A. Alger,               American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Peter J. Anderson,              Advisory Capital             IDS Tower 10                 Director
Director and Senior Vice        Strategies Group Inc.        Minneapolis, MN 55440
President

                                American Express Asset                                    Director and Chairman of
                                Management Group Inc.                                     the Board

                                American Express Asset                                    Director, Chairman of the
                                Management International,                                 Board and Executive Vice
                                Inc.                                                      President

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

                                IDS Capital Holdings Inc.                                 Director and President

                                IDS Futures Corporation                                   Director

                                NCM Capital Management       2 Mutual Plaza               Director
                                Group, Inc.                  501 Willard Street
                                                             Durham, NC  27701
------------------------------- ---------------------------- ---------------------------- ----------------------------

Ward D. Armstrong,              American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                American Express Service                                  Vice President
                                Corporation

                                American Express Trust                                    Director and Chairman of
                                Company                                                   the Board
------------------------------- ---------------------------- ---------------------------- ----------------------------

John M. Baker,                  American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                American Express Trust                                    Senior Vice President
                                Company
------------------------------- ---------------------------- ---------------------------- ----------------------------

Joseph M. Barsky III,           American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Timothy V. Bechtold,            American Centurion Life      IDS Tower 10                 Director and President
Vice President                  Assurance Company            Minneapolis, MN 55440

                                American Express Financial                                Vice President
                                Advisors Inc.

                                IDS Life Insurance Company                                Executive Vice President

                                IDS Life Insurance Company   P.O. Box 5144                Director and President
                                of New York                  Albany, NY 12205
------------------------------- ---------------------------- ---------------------------- ----------------------------

John C. Boeder,                 American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                IDS Life Insurance Company   P.O. Box 5144                Director
                                of New York                  Albany, NY 12205
------------------------------- ---------------------------- ---------------------------- ----------------------------

Douglas W. Brewers,             American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Karl J. Breyer,                 American Express Financial   IDS Tower 10                 Senior Vice President
Director, Corporate Senior      Advisors Inc.                Minneapolis, MN 55440
Vice President

                                American Express Financial                                Director
                                Advisors Japan Inc.

                                American Express Minnesota                                Director
                                Foundation
------------------------------- ---------------------------- ---------------------------- ----------------------------

Cynthia M. Carlson,             American Enterprise          IDS Tower 10                 Director, President and
Vice President                  Investment Services Inc.     Minneapolis, MN 55440        Chief Executive Officer

                                American Express Financial                                Vice President
                                Advisors Inc.

                                American Express Service                                  Vice President
                                Corporation
------------------------------- ---------------------------- ---------------------------- ----------------------------

Mark W. Carter,                 American Express Financial   IDS Tower 10                 Senior Vice President and
Director, Senior Vice           Advisors Inc.                Minneapolis, MN 55440        Chief Marketing Officer
President and Chief Marketing
Officer

                                IDS Life Insurance Company                                Executive Vice President
------------------------------- ---------------------------- ---------------------------- ----------------------------

James E. Choat,                 American Centurion Life      IDS Tower 10                 Executive Vice President
Director and Senior Vice        Assurance Company            Minneapolis, MN 55440
President

                                American Enterprise Life                                  Director, President and
                                Insurance Company                                         Chief Executive Officer

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

                                American Express Insurance                                Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Vice President
                                Agency of Oregon Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Vice President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Vice President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Vice President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Vice President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Vice President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Vice President
                                Wyoming Inc.

                                IDS Life Insurance Company   P.O. Box 5144                Executive Vice President
                                of New York                  Albany, NY 12205
------------------------------- ---------------------------- ---------------------------- ----------------------------

Kenneth J. Ciak,                AMEX Assurance Company       IDS Tower 10                 Director and President
Vice President and General                                   Minneapolis, MN 55440
Manager

                                American Express Financial                                Vice President and General
                                Advisors Inc.                                             Manager

                                IDS Property Casualty        1 WEG Blvd.                  Director and President
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

Paul A. Connolly,               American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

Colleen Curran,                 American Express Financial   IDS Tower 10                 Vice President and
Vice President and Assistant    Advisors Inc.                Minneapolis, MN 55440        Assistant General Counsel
General Counsel

                                American Express Service                                  Vice President and Chief
                                Corporation                                               Legal Counsel
------------------------------- ---------------------------- ---------------------------- ----------------------------

Luz Maria Davis                 American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Douglas K. Dunning,             American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Gordon L. Eid,                  American Express Financial   IDS Tower 10                 Senior Vice President,
Director, Senior Vice           Advisors Inc.                Minneapolis, MN 55440        General Counsel and Chief
President, General Counsel                                                                Compliance Officer
and Chief Compliance Officer

                                American Express Financial                                Vice President and Chief
                                Advisors Japan Inc.                                       Compliance Officer

                                American Express Insurance                                Director and Vice President
                                Agency of Arizona Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Oregon Inc.

                                American Express Property                                 Director and Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Director and Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Director and Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Wyoming Inc.

                                IDS Real Estate Services,                                 Vice President
                                Inc.

                                Investors Syndicate                                       Director
                                Development Corp.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Robert M. Elconin,              American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                IDS Life Insurance Company                                Vice President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Gordon M. Fines,                American Express Asset       IDS Tower 10                 Senior Vice President and
Vice President                  Management Group Inc.        Minneapolis, MN 55440        Chief Investment Officer

                                American Express Financial                                Vice President
                                Advisors Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Douglas L. Forsberg,            American Centurion Life      IDS Tower 10                 Director
Vice President                  Assurance Company            Minneapolis, MN 55440

                                American Express Financial                                Vice President
                                Advisors Inc.

                                American Express Financial                                Director, President and
                                Advisors Japan Inc.                                       Chief Executive Officer
------------------------------- ---------------------------- ---------------------------- ----------------------------

Jeffrey P. Fox,                 American Enterprise Life     IDS Tower 10                 Vice President and
Vice President and Corporate    Insurance Company            Minneapolis, MN 55440        Controller
Controller

                                American Express Financial                                Vice President and
                                Advisors Inc.                                             Corporate Controller
------------------------------- ---------------------------- ---------------------------- ----------------------------

Harvey Golub,                   American Express Company     American Express Tower       Chairman and Chief
Director                                                     World Financial Center       Executive Officer
                                                             New York, NY  10285

                                American Express Travel                                   Chairman and Chief
                                Related Services Company,                                 Executive Officer
                                Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

David A. Hammer,                American Express Financial   IDS Tower 10                 Vice President and
Vice President and Marketing    Advisors Inc.                Minneapolis, MN 55440        Marketing Controller
Controller

                                IDS Plan Services of                                      Director and Vice President
                                California, Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Lorraine R. Hart,               AMEX Assurance Company       IDS Tower 10                 Vice President
Vice President                                               Minneapolis, MN 55440

                                American Centurion Life                                   Vice President
                                Assurance Company

                                American Enterprise Life                                  Vice President
                                Insurance Company

                                American Express Financial                                Vice President
                                Advisors Inc.

                                American Partners Life                                    Director and Vice
                                Insurance Company                                         President

                                IDS Certificate Company                                   Vice President

                                IDS Life Insurance Company                                Vice President

                                IDS Life Series Fund, Inc.                                Vice President

                                IDS Life Variable Annuity                                 Vice President
                                Funds A and B

                                Investors Syndicate                                       Director and Vice
                                Development Corp.                                         President

                                IDS Life Insurance Company   P.O. Box 5144                Vice President
                                of New York                  Albany, NY 12205

                                IDS Property Casualty        1 WEG Blvd.                  Vice President
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

Scott A. Hawkinson,             American Express Financial   IDS Tower 10                 Vice President and
Vice President and Controller   Advisors Inc.                Minneapolis, MN 55440        Controller
------------------------------- ---------------------------- ---------------------------- ----------------------------

Janis K. Heaney,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

Darryl G. Horsman,              American Express Trust       IDS Tower 10                 Director and President
Vice President                  Company                      Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Jeffrey S. Horton,              AMEX Assurance Company       IDS Tower 10                 Vice President, Treasurer
Vice President and Corporate                                 Minneapolis, MN 55440        and Assistant Secretary
Treasurer

                                American Centurion Life                                   Vice President and
                                Assurance Company                                         Treasurer

                                American Enterprise                                       Vice President and
                                Investment Services Inc.                                  Treasurer

                                American Enterprise Life                                  Vice President and
                                Insurance Company                                         Treasurer

                                American Express Asset                                    Vice President and
                                Management Group Inc.                                     Treasurer

                                American Express Asset                                    Vice President and
                                Management International                                  Treasurer
                                Inc.

                                American Express Client                                   Vice President and
                                Service Corporation                                       Treasurer

                                American Express                                          Vice President and
                                Corporation                                               Treasurer

                                American Express Financial                                Vice President and
                                Advisors Inc.                                             Treasurer

                                American Express Financial                                Vice President and
                                Advisors Japan Inc.                                       Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Arizona Inc.                                    Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Idaho Inc.                                      Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Nevada Inc.                                     Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Oregon Inc.                                     Treasurer

                                American Express Minnesota                                Vice President and
                                Foundation                                                Treasurer

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Kentucky Inc.

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Maryland Inc.

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Pennsylvania Inc.

                                American Partners Life                                    Vice President and
                                Insurance Company                                         Treasurer

                                IDS Cable Corporation                                     Director, Vice President
                                                                                          and Treasurer

                                IDS Cable II Corporation                                  Director, Vice President
                                                                                          and Treasurer

                                IDS Capital Holdings Inc.                                 Vice President, Treasurer
                                                                                          and Assistant Secretary

                                IDS Certificate Company                                   Vice President and
                                                                                          Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Alabama Inc.                                              Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Arkansas Inc.                                             Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Massachusetts Inc.                                        Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                New Mexico Inc.                                           Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                North Carolina Inc.                                       Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Ohio Inc.                                                 Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Wyoming Inc.                                              Treasurer

                                IDS Life Insurance Company                                Vice President, Treasurer
                                                                                          and Assistant Secretary

                                IDS Life Insurance Company   P.O. Box 5144                Vice President and
                                of New York                  Albany, NY 12205             Treasurer

                                IDS Life Series Fund Inc.                                 Vice President and
                                                                                          Treasurer

                                IDS Life Variable Annuity                                 Vice President and
                                Funds A & B                                               Treasurer

                                IDS Management Corporation                                Director, Vice President
                                                                                          and Treasurer

                                IDS Partnership Services                                  Vice President and
                                Corporation                                               Treasurer

                                IDS Plan Services of                                      Vice President and
                                California, Inc.                                          Treasurer

                                IDS Real Estate Services,                                 Vice President and
                                Inc.                                                      Treasurer

                                IDS Realty Corporation                                    Vice President and
                                                                                          Treasurer

                                IDS Sales Support Inc.                                    Vice President and
                                                                                          Treasurer

                                Investors Syndicate                                       Vice President and
                                Development Corp.                                         Treasurer

                                IDS Property Casualty        1 WEG Blvd.                  Vice President, Treasurer
                                Insurance Company            DePere, WI 54115             and Assistant Secretary

                                Public Employee Payment                                   Vice President and
                                Company                                                   Treasurer
------------------------------- ---------------------------- ---------------------------- ----------------------------

David R. Hubers,                AMEX Assurance Company       IDS Tower 10                 Director
Director, President and Chief                                Minneapolis, MN 55440
Executive Officer

                                American Express Financial                                Chairman, President and
                                Advisors Inc.                                             Chief Executive Officer

                                American Express Service                                  Director and President
                                Corporation

                                IDS Certificate Company                                   Director

                                IDS Life Insurance Company                                Director

                                IDS Plan Services of                                      Director and President
                                California, Inc.

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

Martin G. Hurwitz,              American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Debra A. Hutchinson             American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN  55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

James M. Jensen,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                IDS Life Insurance Company                                Vice President

                                IDS Life Series Fund, Inc.                                Director
------------------------------- ---------------------------- ---------------------------- ----------------------------

Marietta L. Johns,              American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Nancy E. Jones,                 American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                American Express Service                                  Vice President
                                Corporation
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

Ora J. Kaine,                   American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Linda B. Keene,                 American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

G. Michael Kennedy,             American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Susan D. Kinder,                American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Richard W. Kling,               AMEX Assurance Company       IDS Tower 10                 Director
Director and Senior Vice                                     Minneapolis, MN 55440
President

                                American Centurion Life                                   Director and Chairman of
                                Assurance Company                                         the Board

                                American Enterprise Life                                  Director and Chairman of
                                Insurance Company                                         the Board

                                American Express                                          Director and President
                                Corporation

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

                                American Express Insurance                                Director and President
                                Agency of Arizona Inc.

                                American Express Insurance                                Director and President
                                Agency of Idaho Inc.

                                American Express Insurance                                Director and President
                                Agency of Nevada Inc.

                                American Express Insurance                                Director and President
                                Agency of Oregon Inc.

                                American Express Property                                 Director and President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Director and President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Director and President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                American Express Service                                  Vice President
                                Corporation

                                American Partners Life                                    Director and Chairman of
                                Insurance Company                                         the Board

                                IDS Certificate Company                                   Director and Chairman of
                                                                                          the Board

                                IDS Insurance Agency of                                   Director and President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Director and President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Director and President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Director and President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Director and President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Director and President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Director and President
                                Wyoming Inc.

                                IDS Life Insurance Company                                Director and President

                                IDS Life Series Fund, Inc.                                Director and President

                                IDS Life Variable Annuity                                 Manager, Chairman of the
                                Funds A and B                                             Board and President

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115

                                IDS Life Insurance Company   P.O. Box 5144                Director and Chairman of
                                of New York                  Albany, NY 12205             the Board
------------------------------- ---------------------------- ---------------------------- ----------------------------

John M. Knight                  American Express Financial   IDS Tower 10                 Vice President
                                Advisors                     Minneapolis, MN  55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Paul F. Kolkman,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                IDS Life Insurance Company                                Director and Executive
                                                                                          Vice President

                                IDS Life Series Fund, Inc.                                Vice President and Chief
                                                                                          Actuary

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

Claire Kolmodin,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Steve C. Kumagai,               American Express Financial   IDS Tower 10                 Director and Senior Vice
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440        President
President

Kurt A Larson,                  American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Lori J. Larson,                 American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Daniel E. Laufenberg,           American Express Financial   IDS Tower 10                 Vice President and Chief
Vice President and Chief U.S.   Advisors Inc.                Minneapolis, MN 55440        U.S. Economist
Economist
------------------------------- ---------------------------- ---------------------------- ----------------------------

Peter A. Lefferts,              American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President

                                American Express Trust                                    Director
                                Company

                                IDS Plan Services of                                      Director
                                California, Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Douglas A. Lennick,             American Express Financial   IDS Tower 10                 Director and Executive
Director and Executive Vice     Advisors Inc.                Minneapolis, MN 55440        Vice President
President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Mary J. Malevich,               American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Fred A. Mandell,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Timothy J. Masek                American Express Financial   IDS Tower 10                 Vice President and
Vice President and Director     Advisors Inc.                Minneapolis, MN 55440        Director of Global Research
of Global Research
------------------------------- ---------------------------- ---------------------------- ----------------------------

Sarah A. Mealey,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Paula R. Meyer,                 American Enterprise Life     IDS Tower 10                 Vice President
Vice President                  Insurance Company            Minneapolis, MN 55440

                                American Express                                          Director
                                Corporation

                                American Express Financial                                Vice President
                                Advisors Inc.

                                American Partners Life                                    Director and President
                                Insurance Company

                                IDS Certificate Company                                   Director and President

                                IDS Life Insurance Company                                Director and Executive
                                                                                          Vice President

                                Investors Syndicate                                       Director, Chairman of the
                                Development Corporation                                   Board and President
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

William P. Miller,              Advisory Capital             IDS Tower 10                 Vice President
Vice President and Senior       Strategies Group Inc.        Minneapolis, MN 55440
Portfolio Manager

                                American Express Asset                                    Senior Vice President and
                                Management Group Inc.                                     Chief Investment Officer

                                American Express Financial                                Vice President and Senior
                                Advisors Inc.                                             Portfolio Manager
------------------------------- ---------------------------- ---------------------------- ----------------------------

Shashank B. Modak               American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Pamela J. Moret,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                American Express Trust                                    Vice President
                                Company

                                IDS Life Insurance Company                                Executive Vice President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Barry J. Murphy,                American Express Client      IDS Tower 10                 Director and President
Director and Senior Vice        Service Corporation          Minneapolis, MN 55440
President

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

                                IDS Life Insurance Company                                Director and Executive
                                                                                          Vice President

Mary Owens Neal,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Michael J. O'Keefe,             American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

James R. Palmer,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                IDS Life Insurance Company                                Vice President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Carla P. Pavone,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                Public Employee Payment                                   Director and President
                                Company
------------------------------- ---------------------------- ---------------------------- ----------------------------

Thomas P. Perrine,              American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Susan B. Plimpton,              American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Ronald W. Powell,               American Express Financial   IDS Tower 10                 Vice President and
Vice President and Assistant    Advisors Inc.                Minneapolis, MN 55440        Assistant General Counsel
General Counsel

                                IDS Cable Corporation                                     Vice President and
                                                                                          Assistant Secretary

                                IDS Cable II Corporation                                  Vice President and
                                                                                          Assistant Secretary

                                IDS Management Corporation                                Vice President and
                                                                                          Assistant Secretary

                                IDS Partnership Services                                  Vice President and
                                Corporation                                               Assistant Secretary

                                IDS Plan Services of                                      Vice President and
                                California, Inc.                                          Assistant Secretary

                                IDS Realty Corporation                                    Vice President and
                                                                                          Assistant Secretary
------------------------------- ---------------------------- ---------------------------- ----------------------------

James M. Punch,                 American Express Financial   IDS Tower 10                 Vice President and Project
Vice President and Project      Advisors Inc.                Minneapolis, MN 55440        Manager
Manager
------------------------------- ---------------------------- ---------------------------- ----------------------------

Frederick C. Quirsfeld,         American Express Asset       IDS Tower 10                 Senior Vice President and
Director and Senior Vice        Management Group Inc.        Minneapolis, MN 55440        Senior Portfolio Manager
President

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

Rollyn C. Renstrom,             American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

ReBecca K. Roloff,              American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Stephen W. Roszell,             Advisory Capital             IDS Tower 10                 Director
Director and Senior Vice        Strategies Group Inc.        Minneapolis, MN 55440
President

                                American Express Asset                                    Director, President and
                                Management Group Inc.                                     Chief Executive Officer

                                American Express Asset                                    Director
                                Management International,
                                Inc.

                                American Express Asset                                    Director
                                Management Ltd.

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

                                American Express Trust                                    Director
                                Company
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

Erven A. Samsel,                American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President

                                American Express Insurance                                Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Vice President
                                Agency of Oregon Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Vice President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Vice President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Vice President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Vice President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Vice President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Vice President
                                Wyoming Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Theresa M. Sapp                 American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Stuart A. Sedlacek,             AMEX Assurance Company       IDS Tower 10                 Director
Director, Senior Vice                                        Minneapolis, MN 55440
President and Chief Financial
Officer

                                American Enterprise Life                                  Executive Vice President
                                Insurance Company

                                American Express Financial                                Senior Vice President and
                                Advisors Inc.                                             Chief Financial Officer

                                American Express Trust                                    Director
                                Company

                                American Partners Life                                    Director and Vice President
                                Insurance Agency

                                IDS Certificate Company                                   Director and President

                                IDS Life Insurance Company                                Executive Vice President
                                                                                          and Controller

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

Donald K. Shanks,               AMEX Assurance Company       IDS Tower 10                 Senior Vice President
Vice President                                               Minneapolis, MN 55440

                                American Express Financial                                Vice President
                                Advisors Inc.

                                IDS Property Casualty        1 WEG Blvd.                  Senior Vice President
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

F. Dale Simmons,                AMEX Assurance Company       IDS Tower 10                 Vice President
Vice President                                               Minneapolis, MN 55440

                                American Centurion Life                                   Vice President
                                Assurance Company

                                American Enterprise Life                                  Vice President
                                Insurance

                                American Express Financial                                Vice President
                                Advisors Inc.

                                American Partners Life                                    Vice President
                                Insurance Company

                                IDS Certificate Company                                   Vice President

                                IDS Life Insurance Company                                Vice President

                                IDS Partnership Services                                  Director and Vice President
                                Corporation

                                IDS Real Estate Services                                  Chairman of the Board and
                                Inc.                                                      President

                                IDS Realty Corporation                                    Director and Vice President

                                IDS Life Insurance Company   P.O. Box 5144                Vice President
                                of New York                  Albany, NY 12205
------------------------------- ---------------------------- ---------------------------- ----------------------------

Judy P. Skoglund,               American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Bridget Sperl,                  American Express Client      IDS Tower 10                 Vice President
Vice President                  Service Corporation          Minneapolis, MN 55440

                                American Express Financial                                Vice President
                                Advisors Inc.

                                Public Employee Payment                                   Director and President
                                Company
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

Lisa A. Steffes,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

William A. Stoltzmann,          American Enterprise Life     IDS Tower 10                 Director, Vice President,
Vice President and Assistant    Insurance Company            Minneapolis, MN 55440        General Counsel and
General Counsel                                                                           Secretary

                                American Express                                          Director, Vice President
                                Corporation                                               and Secretary

                                American Express Financial                                Vice President and
                                Advisors Inc.                                             Assistant General Counsel

                                American Partners Life                                    Director, Vice President,
                                Insurance Company                                         General Counsel and
                                                                                          Secretary

                                IDS Life Insurance Company                                Vice President, General
                                                                                          Counsel and Secretary

                                IDS Life Series Fund Inc.                                 General Counsel and
                                                                                          Assistant Secretary

                                IDS Life Variable Annuity                                 General Counsel and
                                Funds A & B                                               Assistant Secretary
------------------------------- ---------------------------- ---------------------------- ----------------------------

James J. Strauss,               American Express Financial   IDS Tower 10                 Vice President
Vice President and General      Advisors Inc.                Minneapolis, MN 55440
Auditor
------------------------------- ---------------------------- ---------------------------- ----------------------------

Jeffrey J. Stremcha,            American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

Barbara Stroup Stewart,         American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Keith N. Tufte                  American Express Financial   IDS Tower 10                 Vice President and
Vice President and Director     Advisors Inc.                Minneapolis, MN 55440        Director of Equity Research
of Equity Research
------------------------------- ---------------------------- ---------------------------- ----------------------------

Norman Weaver Jr.,              American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President

                                American Express Insurance                                Vice President
                                Agency of Arizona Inc.

                                American Express Insurance                                Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Vice President
                                Agency of Oregon Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Vice President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Vice President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Vice President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Vice President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Vice President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Vice President
                                Wyoming Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Michael L. Weiner,              American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                IDS Capital Holdings Inc.                                 Vice President

                                IDS Futures Brokerage Group                               Vice President

                                IDS Futures Corporation                                   Vice President, Treasurer
                                                                                          and Secretary

                                IDS Sales Support Inc.                                    Director, Vice President
                                                                                          and Assistant Treasurer
------------------------------- ---------------------------- ---------------------------- ----------------------------

Lawrence J. Welte,              American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Jeffry F. Welter,               American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Edwin M. Wistrand,              American Express Financial   IDS Tower 10                 Vice President and
Vice President and Assistant    Advisors Inc.                Minneapolis, MN 55440        Assistant General Counsel
General Counsel

                                American Express Financial                                Vice President and Chief
                                Advisors Japan Inc.                                       Legal Officer
------------------------------- ---------------------------- ---------------------------- ----------------------------

Michael D. Wolf,                American Express Asset       IDS Tower 10                 Executive Vice President
Vice President                  Management Group Inc.        Minneapolis, MN 55440        and Senior Portfolio
                                                                                          Manager

                                American Express Financial                                Vice President
                                Advisors Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Michael R. Woodward,            American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President

                                American Express Insurance                                Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Vice President
                                Agency of Oregon Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Vice President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Vice President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Vice President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Vice President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Vice President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Vice President
                                Wyoming Inc.

                                IDS Life Insurance Company   P.O. Box 5144                Director
                                of New York                  Albany, NY 12205
------------------------------- ---------------------------- ---------------------------- ----------------------------

Item 27. Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

         AXP Bond Fund,  Inc.; AXP California  Tax-Exempt  Trust;  AXP Discovery
         Fund,  Inc.; AXP Equity Select Fund, Inc.; AXP Extra Income Fund, Inc.;
         AXP Federal  Income Fund,  Inc.;  AXP Global  Series,  Inc.; AXP Growth
         Fund, Inc.; AXP High Yield  Tax-Exempt  Fund,  Inc.; AXP  International
         Fund, Inc.; AXP Investment  Series,  Inc.; AXP Managed Retirement Fund,
         Inc.; AXP Market Advantage Series, Inc.; AXP Money Market Series, Inc.;
         AXP New  Dimensions  Fund,  Inc.; AXP Precious  Metals Fund,  Inc.; AXP
         Progressive   Fund,   Inc.;  AXP  Selective  Fund,  Inc.;  AXP  Special
         Tax-Exempt Series Trust; AXP Stock Fund, Inc.; AXP Strategy Fund, Inc.;
         AXP Tax-Exempt  Bond Fund,  Inc.;  AXP Tax-Free  Money Fund,  Inc.; AXP
         Utilities  Income Fund,  Inc.,  Growth Trust;  Growth and Income Trust;
         Income Trust,  Tax-Free  Income Trust,  World Trust and IDS Certificate
         Company.

(b) As to each director, officer or partner of the principal underwriter:


Name and Principal Business Address    Position and Offices with           Offices with Registrant
                                       Underwriter
-------------------------------------- ----------------------------------- -----------------------------------
Ronald G. Abrahamson                   Vice President-Service Quality      None
IDS Tower 10                           and Reengineering
Minneapolis, MN  55440

Douglas A. Alger                       Senior Vice President-Human         None
IDS Tower 10                           Resources
Minneapolis, MN  55440

Peter J. Anderson                      Senior Vice President-Investment    Vice President-Investments
IDS Tower 10                           Operations
Minneapolis, MN  55440

Ward D. Armstrong                      Vice President-American Express     None
IDS Tower 10                           Retirement Services
Minneapolis, MN  55440

John M. Baker                          Vice President-Plan Sponsor         None
IDS Tower 10                           Services
Minneapolis, MN  55440

Joseph M. Barsky III                   Vice President - Mutual Fund        None
IDS Tower 10                           Equities
Minneapolis, MN  55440

Timothy V. Bechtold                    Vice President-Risk Management      None
IDS Tower 10                           Products
Minneapolis, MN  55440

John D. Begley                         Group Vice President-Ohio/Indiana   None
Suite 100
7760 Olentangy River Rd.
Columbus, OH  43235

Brent L. Bisson                        Group Vice President-Los Angeles    None
Suite 900, E. Westside Twr             Metro
11835 West Olympic Blvd.
Los Angeles, CA  90064

John C. Boeder                         Vice President-Nonproprietary       None
IDS Tower 10                           Products
Minneapolis, MN  55440

Walter K. Booker                       Group Vice President-New Jersey     None
Suite 200, 3500 Market Street
Camp Hill, NJ  17011

Bruce J. Bordelon                      Group Vice President - San          None
1333 N. California Blvd., Suite 200    Francisco Area
Walnut Creek, CA  94596

Charles R. Branch                      Group Vice President-Northwest      None
Suite 200
West 111 North River Dr.
Spokane, WA  99201

Douglas W. Brewers                     Vice President-Sales Support        None
IDS Tower 10
Minneapolis, MN  55440

Karl J. Breyer                         Corporate Senior Vice President     None
IDS Tower 10
Minneapolis, MN  55440

Cynthia M. Carlson                     Vice President-American Express     None
IDS Tower 10                           Securities Services
Minneapolis, MN  55440

Mark W. Carter                         Senior Vice President and Chief     None
IDS Tower 10                           Marketing Officer
Minneapolis, MN  55440

James E. Choat                         Senior Vice President - Third       None
IDS Tower 10                           Party Distribution
Minneapolis, MN  55440

Kenneth J. Ciak                        Vice President and General          None
IDS Property Casualty                  Manager-IDS Property Casualty
1400 Lombardi Avenue
Green Bay, WI  54304

Paul A. Connolly                       Vice President-Advisor Staffing,    None
IDS Tower 10                           Training and Support
Minneapolis, MN 55440

Henry J. Cormier                       Group Vice President-Connecticut    None
Commerce Center One
333 East River Drive
East Hartford, CT  06108

John M. Crawford                       Group Vice President-Arkansas/      None
Suite 200                              Springfield/Memphis
10800 Financial Ctr Pkwy
Little Rock, AR  72211

Kevin F. Crowe                         Group Vice                          None
Suite 312                              President-Carolinas/Eastern
7300 Carmel Executive Pk               Georgia
Charlotte, NC  28226

Colleen Curran                         Vice President and Assistant        None
IDS Tower 10                           General Counsel
Minneapolis, MN  55440

Luz Maria Davis                        Vice President-Communications       None
IDS Tower 10
Minneapolis, MN  55440

Arthur E. Delorenzo                    Group Vice President - Upstate      None
4 Atrium Drive, #100                   New York
Albany, NY  12205

Scott M. DiGiammarino                  Group Vice                          None
Suite 500, 8045 Leesburg Pike          President-Washington/Baltimore
Vienna, VA  22182

Bradford L. Drew                       Group Vice President-Eastern        None
Two Datran Center                      Florida
Penthouse One B
9130 S. Dadeland Blvd.
Miami, FL  33156

Douglas K. Dunning                     Vice President-Assured Assets       None
IDS Tower 10                           Product Development and Management
Minneapolis, MN  55440

James P. Egge                          Group Vice President-Western        None
4305 South Louise, Suite 202           Iowa, Nebraska, Dakotas
Sioux Falls, SD  57103

Gordon L. Eid                          Senior Vice President, General      None
IDS Tower 10                           Counsel and Chief Compliance
Minneapolis, MN  55440                 Officer

Robert M. Elconin                      Vice President-Government           None
IDS Tower 10                           Relations
Minneapolis, MN  55440

Phillip W. Evans                       Group Vice President-Rocky          None
Suite 600                              Mountain
6985 Union Park Center
Midvale, UT  84047-4177

Gordon M. Fines                        Vice President-Mutual Fund Equity   None
IDS Tower 10                           Investments
Minneapolis, MN  55440

Douglas L. Forsberg                    Vice President - International      None
IDS Tower 10
Minneapolis, MN  55440

Jeffrey P. Fox                         Vice President and Corporate        None
IDS Tower 10                           Controller
Minneapolis, MN  55440

William P. Fritz                       Group Vice President-Gateway        None
Suite 160
12855 Flushing Meadows Dr
St. Louis, MO  63131

Carl W. Gans                           Group Vice President-Twin City      None
8500 Tower Suite 1770                  Metro
8500 Normandale Lake Blvd.
Bloomington, MN  55437

David A. Hammer                        Vice President and Marketing        None
IDS Tower 10                           Controller
Minneapolis, MN  55440

Teresa A. Hanratty                     Group Vice President-Northern New   None
Suites 6&7                             England
169 South River Road
Bedford, NH  03110

Robert L. Harden                       Group Vice President-Boston Metro   None
Two Constitution Plaza
Boston, MA  02129

Lorraine R. Hart                       Vice President-Insurance            None
IDS Tower 10                           Investments
Minneapolis, MN  55440

Scott A. Hawkinson                     Vice President and                  None
IDS Tower 10                           Controller-Private Client Group
Minneapolis, MN  55440

Brian M. Heath                         Group Vice President-North Texas    None
Suite 150
801 E. Campbell Road
Richardson, TX  75081

Janis K. Heaney                        Vice President-Incentive            None
IDS Tower 10                           Management
Minneapolis, MN  55440

Jon E. Hjelm                           Group Vice President-Rhode          None
319 Southbridge Street                 Island/Central-Western
Auburn, MA  01501                      Massachusetts

David J. Hockenberry                   Group Vice President-Tennessee      None
30 Burton Hills Blvd.                  Valley
Suite 175
Nashville, TN  37215

Jeffrey S. Horton                      Vice President and Treasurer        None
IDS Tower 10
Minneapolis, MN  55440

David R. Hubers                        Chairman, President and Chief       Board member
IDS Tower 10                           Executive Officer
Minneapolis, MN  55440

Martin G. Hurwitz                      Vice President-Senior Portfolio     None
IDS Tower 10                           Manager
Minneapolis, MN  55440

Debra A. Hutchinson                    Vice President - Relationship       None
IDS Tower 10                           Leader
Minneapolis, MN  55440

James M. Jensen                        Vice President-Insurance Product    None
IDS Tower 10                           Development and Management
Minneapolis, MN  55440

Marietta L. Johns                      Senior Vice President-Field         None
IDS Tower 10                           Management
Minneapolis, MN  55440

Nancy E. Jones                         Vice President-Business             None
IDS Tower 10                           Development
Minneapolis, MN  55440

Ora J. Kaine                           Vice President-Financial Advisory   None
IDS Tower 10                           Services
Minneapolis, MN  55440

Linda B. Keene                         Vice President-Market Development   None
IDS Tower 10
Minneapolis, MN  55440

G. Michael Kennedy                     Vice President - Senior Portfolio   None
IDS Tower 10                           Manager
Minneapolis, MN  55440

Susan D. Kinder                        Senior Vice                         None
IDS Tower 10                           President-Distribution Services
Minneapolis, MN  55440

Richard W. Kling                       Senior Vice President-Products      None
IDS Tower 10
Minneapolis, MN  55440

John M. Knight                         Vice President-Investment           Treasurer
IDS Tower 10                           Accounting
Minneapolis, MN  55440

Paul F. Kolkman                        Vice President-Actuarial Finance    None
IDS Tower 10
Minneapolis, MN  55440

Claire Kolmodin                        Vice President-Service Quality      None
IDS Tower 10
Minneapolis, MN  55440

David S. Kreager                       Group Vice President-Greater        None
Suite 108                              Michigan
Trestle Bridge V
5136 Lovers Lane
Kalamazoo, MI  49002

Steven C. Kumagai                      Director and Senior Vice            None
IDS Tower 10                           President-Field Management and
Minneapolis, MN  55440                 Business Systems

Mitre Kutanovski                       Group Vice President-Chicago Metro  None
Suite 680
8585 Broadway
Merrillville, IN  48410

Kurt A. Larson                         Vice President-Senior Portfolio     None
IDS Tower 10                           Manager
Minneapolis, MN  55440

Lori J. Larson                         Vice President-Brokerage and        None
IDS Tower 10                           Direct Services
Minneapolis, MN  55440

Daniel E. Laufenberg                   Vice President and Chief U.S.       None
IDS Tower 10                           Economist
Minneapolis, MN  55440

Peter A. Lefferts                      Senior Vice President-Corporate     None
IDS Tower 10                           Strategy and Development
Minneapolis, MN  55440

Douglas A. Lennick                     Director and Executive Vice         None
IDS Tower 10                           President-Private Client Group
Minneapolis, MN  55440

Mary J. Malevich                       Vice President-Senior Portfolio     None
IDS Tower 10                           Manager
Minneapolis, MN  55440

Fred A. Mandell                        Vice President-Field Marketing      None
IDS Tower 10                           Readiness
Minneapolis, MN  55440

Daniel E. Martin                       Group Vice President-Pittsburgh     None
Suite 650                              Metro
5700 Corporate Drive
Pittsburgh, PA  15237

Timothy J. Masek                       Vice President and Director of      None
IDS Tower 10                           Global Research
Minnapolis, MN  55440

Sarah A. Mealey                        Vice President-Mutual Funds         None
IDS Tower 10
Minneapolis, MN  55440

Paula R. Meyer                         Vice President-Assured Assets       None
IDS Tower 10
Minneapolis, MN  55440

William P. Miller                      Vice President and Senior           None
IDS Tower 10                           Portfolio Manager
Minneapolis, MN  55440

Shashank B. Modak                      Vice President - Technology Leader  None
IDS Tower 10
Minneapolis, MN  55440

Pamela J. Moret                        Vice President-Variable Assets      None
IDS Tower 10
Minneapolis, MN  55440

Alan D. Morgenstern                    Group Vice President-Central        None
Suite 200                              California/Western Nevada
3500 Market Street
Camp Hill, NJ  17011

Barry J. Murphy                        Senior Vice President-Client        None
IDS Tower 10                           Service
Minneapolis, MN  55440

Mary Owens Neal                        Vice President-Mature Market        None
IDS Tower 10                           Segment
Minneapolis, MN  55440

Thomas V. Nicolosi                     Group Vice President-New York       None
Suite 220                              Metro Area
500 Mamaroneck Avenue
Harrison, NY  10528

Michael J. O'Keefe                     Vice President-Advisory Business    None
IDS Tower 10                           Systems
Minneapolis, MN 55440

James R. Palmer                        Vice President-Taxes                None
IDS Tower 10
Minneapolis, MN  55440

Marc A. Parker                         Group Vice                          None
10200 SW Greenburg Road                President-Portland/Eugene
Suite 110
Portland, OR 97223

Carla P. Pavone                        Vice President-Compensation and     None
IDS Tower 10                           Field Administration
Minneapolis, MN  55440

Thomas P. Perrine                      Senior Vice President-Group         None
IDS Tower 10                           Relationship Leader/American
Minneapolis, MN  55440                 Express Technologies Financial
                                       Services

Susan B. Plimpton                      Vice President-Marketing Services   None
IDS Tower 10
Minneapolis, MN  55440

Larry M. Post                          Group Vice President-Philadelphia   None
One Tower Bridge                       Metro
100 Front Street 8th Fl
West Conshohocken, PA  19428

Ronald W. Powell                       Vice President and Assistant        None
IDS Tower 10                           General Counsel
Minneapolis, MN  55440

Diana R. Prost                         Group Vice                          None
3030 N.W. Expressway                   President-Kansas/Oklahoma
Suite 900
Oklahoma City, OK  73112

James M. Punch                         Vice President and Project          None
IDS Tower 10                           Manager-Platform I Value Enhanced
Minneapolis, MN  55440

Frederick C. Quirsfeld                 Senior Vice President-Fixed Income  Vice President - Fixed Income
IDS Tower 10                                                               Investments
Minneapolis, MN  55440

Rollyn C. Renstrom                     Vice President-Corporate Planning   None
IDS Tower 10                           and Analysis
Minneapolis, MN  55440

R. Daniel Richardson III               Group Vice President-Southern       None
Suite 800                              Texas
Arboretum Plaza One
9442 Capital of Texas Hwy N.
Austin, TX  78759

ReBecca K. Roloff                      Senior Vice President-Field         None
IDS Tower 10                           Management and Financial Advisory
Minneapolis, MN  55440                 Service

Stephen W. Roszell                     Senior Vice                         None
IDS Tower 10                           President-Institutional
Minneapolis, MN  55440

Max G. Roth                            Group Vice                          None
Suite 201 S IDS Ctr                    President-Wisconsin/Upper Michigan
1400 Lombardi Avenue
Green Bay, WI  54304

Erven A. Samsel                        Senior Vice President-Field         None
45 Braintree Hill Park                 Management
Suite 402
Braintree, MA  02184

Theresa M. Sapp                        Vice President - Relationship       None
IDS Tower 10                           Leader
Minneapolis, MN  55440

Russell L. Scalfano                    Group Vice                          None
Suite 201                              President-Illinois/Indiana/Kentucky
101 Plaza East Blvd.
Evansville, IN  47715

William G. Scholz                      Group Vice President-Arizona/Las    None
Suite 205                              Vegas
7333 E Doubletree Ranch Rd
Scottsdale, AZ  85258

Stuart A. Sedlacek                     Senior Vice President and Chief     None
IDS Tower 10                           Financial Officer
Minneapolis, MN  55440

Donald K. Shanks                       Vice President-Property Casualty    None
IDS Tower 10
Minneapolis, MN  55440

F. Dale Simmons                        Vice President-Senior Portfolio     None
IDS Tower 10                           Manager, Insurance Investments
Minneapolis, MN  55440

Judy P. Skoglund                       Vice President-Quality and          None
IDS Tower 10                           Service Support
Minneapolis, MN  55440

James B. Solberg                       Group Vice President-Eastern Iowa   None
466 Westdale Mall                      Area
Cedar RapIDS, IA  52404

Bridget Sperl                          Vice President-Geographic Service   None
IDS Tower 10                           Teams
Minneapolis, MN  55440

Paul J. Stanislaw                      Group Vice President-Southern       None
Suite 1100                             California
Two Park Plaza
Irvine, CA  92714

Lisa A. Steffes                        Vice President - Marketing Offer    None
IDS Tower 10                           Development
Minneapolis, MN  55440

Lois A. Stilwell                       Group Vice President-Outstate       None
Suite 433                              Minnesota Area/ North
9900 East Bren Road                    Dakota/Western Wisconsin
Minnetonka, MN  55343

William A. Stoltzmann                  Vice President and Assistant        None
IDS Tower 10                           General Counsel
Minneapolis, MN  55440

James J. Strauss                       Vice President and General Auditor  None
IDS Tower 10
Minneapolis, MN  55440

Jeffrey J. Stremcha                    Vice President-Information          None
IDS Tower 10                           Resource Management/ISD
Minneapolis, MN  55440

Barbara Stroup Stewart                 Vice President-Channel Development  None
IDS Tower 10
Minneapolis, MN  55440

Craig P. Taucher                       Group Vice                          None
Suite 150                              President-Orlando/Jacksonville
4190 Belfort Road
Jacksonville,  FL  32216

Neil G. Taylor                         Group Vice                          None
Suite 425                              President-Seattle/Tacoma/Hawaii
101 Elliott Avenue West
Seattle, WA  98119

John R. Thomas                         Senior Vice President               Board Member
IDS Tower 10
Minneapolis, MN  55440

Keith N. Tufte                         Vice President and Director of      None
IDS Tower 10                           Equity Research
Minneapolis, MN  55440

Peter S. Velardi                       Group Vice                          None
Suite 180                              President-Atlanta/Birmingham
1200 Ashwood Parkway
Atlanta, GA  30338

Charles F. Wachendorfer                Group Vice President-Detroit Metro  None
8115 East Jefferson Avenue
Detroit, MI  48214

Donald F. Weaver                       Group Vice President-Greater        None
3500 Market Street, Suite 200          Pennsylvania
Camp Hill, PA  17011

Norman Weaver Jr.                      Senior Vice President - Alliance    None
1010 Main St. Suite 2B                 Group
Huntington Beach, CA  92648

Michael L. Weiner                      Vice President-Tax Research and     None
IDS Tower 10                           Audit
Minneapolis, MN  55440

Lawrence J. Welte                      Vice President-Investment           None
IDS Tower 10                           Administration
Minneapolis, MN  55440

Jeffry M. Welter                       Vice President-Equity and Fixed     None
IDS Tower 10                           Income Trading
Minneapolis, MN  55440

Thomas L. White                        Group Vice President-Cleveland      None
Suite 200                              Metro
28601 Chagrin Blvd.
Woodmere, OH  44122

Eric S. Williams                       Group Vice President-Virginia       None
Suite 250
3951 Westerre Parkway
Richmond, VA  23233

William J. Williams                    Group Vice President-Western        None
Two North Tamiami Trail                Florida
Suite 702
Sarasota, FL  34236

Edwin M. Wistrand                      Vice President and Assistant        None
IDS Tower 10                           General Counsel
Minneapolis, MN  55440

Michael D. Wolf                        Vice President-Senior Portfolio     None
IDS Tower 10                           Manager
Minneapolis, MN  55440

Michael R. Woodward                    Senior Vice President-Field         None
32 Ellicott St                         Management
Suite 100
Batavia, NY  14020


Item 27(c).       Not applicable.

Item 28.          Location of Accounts and Records

                  American Express Financial Corporation
                  IDS Tower 10
                  Minneapolis, MN  55440

Item 29.          Management Services

                  Not Applicable.

Item 30.          Undertakings

                  Not Applicable.

                                   SIGNATURES

   Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, AXP California Tax-Exempt Trust, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 27th day of August, 1999.

   AXP CALIFORNIA TAX-EXEMPT TRUST


   By /s/  Arne H. Carlson**
           Arne H. Carlson, Chief Executive Officer



   By   /s/John Knight
           John Knight, Treasurer


   Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 27th day of August, 1999.

   Signature                                         Capacity

   /s/ H. Brewster Atwater, Jr.*                     Trustee
       H. Brewster Atwater, Jr.

   /s/ Arne H. Carlson*                              Chairman of the Board
       Arne H. Carlson

   /s/ Lynne V. Cheney*                              Trustee
       Lynne V. Cheney

   /s/ William H. Dudley*                            Trustee
       William H. Dudley

   /s/ David R. Hubers*                              Trustee
       David R. Hubers

   /s/ Heinz F. Hutter*                              Trustee
       Heinz F. Hutter

   Signature                                         Capacity

   /s/ Anne P. Jones*                                Trustee
       Anne P. Jones

   /s/ William R. Pearce*                            Trustee
       William R. Pearce

   /s/ Alan K. Simpson*                              Trustee
       Alan K. Simpson

   /s/ John R. Thomas*                               Trustee
       John R. Thomas

   /s/ C. Angus Wurtele*                             Trustee
       C. Angus Wurtele


*Signed pursuant to Trustees' Power of Attorney, dated January 14, 1999, is incorporated by reference as Exhibit (P)(1) to Registrant's Post-Effective Amendment No. 25 to Registration Statement No. 33-5103, by:




   /s/Leslie L. Ogg
      Leslie L. Ogg

**Signed pursuant to Officers' Power of Attorney, dated March 1, 1999, is incorporated by reference as Exhibit (P)(2) to Registrant's Post-Effective Amendment No. 25 to Registration Statement No. 33-5103, by:


   /s/Leslie L. Ogg
      Leslie L. Ogg

   CONTENTS OF THIS
   POST-EFFECTIVE AMENDMENT NO. 26
   TO REGISTRATION STATEMENT NO. 33-5103


   This Post-Effective Amendment comprises the following papers and documents:

   The facing sheet.

   Part A.

         The prospectus.

   Part B.

         Statement of Additional Information.

   Part C.

         Other information.

   The signatures.